Form N-1A Cover	May 28, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund VI
Entity Central Index Key	0001552740
Entity Investment Company Type	N-1A
Document Period End Date	May 28, 2025
Prospectus Date	May 28, 2025